Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 6,511,779
Balance at end of year	7,587,659	$ 6,511,779
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,864,756	6,821,296
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)	2,826,512
Additions	641,768	3,097,535
Disposals		(54,075)
Balance at end of year	13,333,036	9,864,756
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,352,977	1,838,222
Depreciation	2,392,400	1,558,015
Disposals		(43,260)
Balance at end of year	5,745,377	3,352,977
Computing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	97,823
Balance at end of year	124,699	97,823
Computing Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	305,449	235,586
Additions	111,281	69,863
Balance at end of year	416,730	305,449
Computing Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	207,626	127,923
Depreciation	84,405	79,703
Balance at end of year	292,031	207,626
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	333,882
Balance at end of year	287,894	333,882
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	750,014	378,733
Additions	189,171	371,281
Balance at end of year	939,185	750,014
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	416,132	235,944
Depreciation	235,159	180,188
Balance at end of year	651,291	416,132
Field Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,576,557
Balance at end of year	3,926,580	4,576,557
Field Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,498,041	4,218,220
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)	354,163
Additions	38,841	2,333,896
Disposals		(54,075)
Balance at end of year	6,891,045	6,498,041
Field Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,921,484	1,121,800
Depreciation	1,042,981	842,944
Disposals		(43,260)
Balance at end of year	2,964,465	1,921,484
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,407,388
Balance at end of year	951,890	1,407,388
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,079,395	1,773,585
Additions		305,810
Balance at end of year	2,079,395	2,079,395
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	672,007	262,025
Depreciation	455,498	409,982
Balance at end of year	1,127,505	672,007
Office Furniture and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	96,129
Balance at end of year	2,296,596	96,129
Office Furniture and Leasehold Improvements [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	231,857	215,172
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)	2,472,349
Additions	302,475	16,685
Balance at end of year	3,006,681	231,857
Office Furniture and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	135,728	90,530
Depreciation	574,357	45,198
Balance at end of year	$ 710,085	$ 135,728